Income tax benefit/(expense) (Tables)	12 Months Ended
Dec. 31, 2022
Income taxes paid (refund) [abstract]
Disclosure of major components of tax expense (income)
Income tax income/(expense) is comprised of current and deferred tax.

€ in thousand		Year ended December 31,
	2022	2021	2020
CURRENT TAX
Current income tax charge	(1,029)	(32)	(69)
Adjustments in respect of current income tax of previous year	97	(19)	109
DEFERRED TAX
Relating to origination and reversal of temporary differences	2,468	(3,395)	869
INCOME TAX BENEFIT/(EXPENSE)	1,536	(3,446)	909

Disclosure of reconciliation of income tax expense
The tax on the Group’s loss before tax differs from the theoretical amount that would arise using the weighted average tax rate applicable to profits of the consolidated companies as follows:

€ in thousand	Year ended December 31,
	2022	2021	2020
Loss before tax	(144,815)	(69,979)	(65,302)
Tax calculated at domestic tax rates applicable to profits in the respective countries	37,203	18,824	16,675
Income not subject to tax (mainly R&D tax credit)	7,435	10,739	2,612
Expenses not deductible for tax purposes	(26)	(2,509)	(1,789)
Deferred tax asset not recognized	(45,955)	(26,902)	(15,852)
Utilization of previously unrecognized tax losses	2,628	—	—
Income tax credit/withholding tax/other adjustments	101	(459)	109
Effect of change in applicable tax rate	586	(3,291)	(771)
Exchange differences	(526)	296	(105)
Income tax of prior years	90	(64)	170
Minimum income tax	(2)	(80)	(141)
INCOME TAX BENEFIT/(EXPENSE)	1,536	(3,446)	909

Effective income tax rate	—	—	—

Disclosure of reconciliation of deferred income tax
The gross movement on the deferred income tax account was as follows:

(In € thousand)	2022	2021	2020
Beginning of year	2,292	5,158	4,988
Exchange differences	171	529	(699)
Income statement charge / (credit)	2,480	(3,395)	869
END OF THE YEAR,	4,943	2,292	5,158

Disclosure of deferred tax assets and liabilities by balance sheet items
The deferred tax assets and liabilities are allocable to the various balance sheet items as follows:

€ in thousand	As at December 31,
	2022	2021
DEFERRED TAX ASSET FROM
Tax losses carried forward	203,852	156,470
Fixed assets	3,541	2,007
Inventory	3,306	1,837
Borrowings and accrued interest	1,526	1,284
Provision	1,659	1,611
Other items	2,502	2,891
Non-recognition of deferred tax assets	(199,493)	(153,836)
TOTAL DEFERRED TAX ASSETS	16,893	12,264
DEFERRED TAX LIABILITY FROM
Fixed assets	(4,789)	(2,359)
Intangible assets	(6,229)	(6,855)
Other items	(932)	(758)
TOTAL DEFERRED TAX LIABILITY	(11,950)	(9,972)
DEFERRED TAX, NET	4,943	2,292